Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Premises and Equipment [Abstract]
Property, Plant and Equipment

The following is a summary of premises and equipment at December 31, 2016 and 2015:

	(in thousands)
	2016	2015
Land and improvements	$3,469	$3,401
Buildings	10,434	11,640
Equipment	3,621	4,245
Construction in progress	2,209	13
	19,733	19,299
Less accumulated depreciation	6,338	7,250
Premises and equipment, net	$13,395	$12,049